Share Capital (Details Textual) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Mar. 06, 2020
Options to purchase of ordinary shares		16,278
Exercised for consideration		$ 67
Fair value of options granted		$ 2,960	$ 1,560
Terms of options, description	The Company's board of directors extended the option plan for additional 10 years. All other terms of the plan remained unchanged.
Private Placement [Member]
Common shares issued				445,000
Ordinary shares purchase price				$ 4,450